Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets and liabilities
Fair value of assets	$ 20	$ 23
Contractual or notional amounts of assets	722	386
Fair value of liabilities	145	303
Contractual or notional amounts of liabilities	2,587	3,179
Financial assets transfer from Level 1 to Level 2	0
Financial assets transfer from Level 2 to Level 1	0
Financial liabilities transfer from Level 1 to Level 2	0
Financial liabilities transfer from Level 2 to Level 1	0
Derivative financial instruments	11	7	$ 131
Derivative financial instruments	9	16	12
Derivative financial instruments	107	301
Derivative financial instruments	38	2	8	$ 8
Metal forward contracts
Financial assets and liabilities
Fair value of assets	9	17
Contractual or notional amounts of assets	79	197
Fair value of liabilities	22
Contractual or notional amounts of liabilities	262
Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets	9
Contractual or notional amounts of assets	282
Fair value of liabilities	122	301
Contractual or notional amounts of liabilities	2,219	3,107
Derivative financial instruments			$ 131
Derivative financial instruments	113	301
Forward foreign exchange contracts
Financial assets and liabilities
Fair value of assets	2	4
Contractual or notional amounts of assets	354	179
Fair value of liabilities	1	1
Contractual or notional amounts of liabilities	98	52
NYMEX gas swaps
Financial assets and liabilities
Contractual or notional amounts of assets	7
Fair value of liabilities		1
Contractual or notional amounts of liabilities	$ 8	20
Carbon futures
Financial assets and liabilities
Fair value of assets		2
Contractual or notional amounts of assets		$ 10